Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows From Operating Activities
Net loss	$ (11,023,762)	$ (14,812,643)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	1,028,383	2,096,363
Depreciation and amortization	496,948	458,368
Bad debt expense	16,090	53,295
Inventory write down	67,080
Accretion expense	81,361	88,759
Change in fair value of convertible debt	528,210	(45,000)
Changes in operating assets and liabilities:
Trade and other receivables, net	(64,949)	58,898
Inventories	8,271	(208,367)
Prepaid expenses and other assets	450,658	372,018
Accounts payable and accrued liabilities	285,161	1,161,515
Deferred revenue	(18,196)	(1,331)
Net cash used in operating activities	(8,144,745)	(10,778,125)
Cash Flows From Investing Activities
Payment for intellectual property acquisition liability	(300,000)	(500,000)
Purchase of property and equipment	(120,660)	(1,024,555)
Net cash used in investing activities	(420,660)	(1,524,555)
Cash Flows From Financing Activities
Sale of ordinary shares and warrants	515,262	1,894,742
Proceeds of convertible debt	2,970,000	5,060,000
Repayments from convertible debt	(787,633)
Payments on loan payable		(560,755)
Payments of lease obligations	(146,304)	(201,480)
Net cash provided by financing activities	2,551,325	6,192,507
Effect of changes in exchange rates	(79,081)	(120,515)
Net change in cash	(6,093,161)	(6,230,688)
Cash at beginning of period	7,070,925	17,141,775
Cash at end of period	977,764	10,911,087
Cash Paid For:
Income tax
Interest expense	190,000	104,822
Non-Cash Investing and Financing Activities
Right of use asset additions	100,578	969,813
Acquisition of intangible asset for debt and stock payable		3,271,828
Issuance of ordinary shares for conversion of debt	$ 2,154,557